Contingencies - Consumption Tax Refunds (Details) In Millions, unless otherwise specified	1 Months Ended		81 Months Ended
	Jan. 31, 2012 Consumption tax refunds Salerno USD ($)	Jan. 31, 2012 Consumption tax refunds Salerno EUR (€)	Sep. 30, 2014 Indirect Import Challenge, Income Tax Assessment [Member] EUR (€)	Sep. 30, 2014 Indirect Import Challenge, Customs Tax Assessment [Member] EUR (€)
Gain Contingencies [Line Items]
Loss Contingency, Damages Sought, Base Amount			€ 12.0	€ 19.4
Cash received from consumption tax refunds and deferred in Other liabilities at the balance sheet date	24	20
Loss Contingency, Damages Sought, Interest and Penalties			19.1	10.2
Loss Contingency, Aggregate Damages Sought			31.1	29.6
Loss Contingency, Damages Paid, Value			€ 0.9	€ 17.9